Shareholder Report, Line Graph (Details) - USD ($)		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Berkshire Focus Fund
Account Value [Line Items]
Account Value	[1]	$ 30,796	$ 23,000	$ 20,000	$ 45,000	$ 30,000	$ 22,000	$ 19,500	$ 12,000	$ 9,500	$ 10,000	$ 9,500
S&P 500® Index
Account Value [Line Items]
Account Value	[1]	$ 33,521	$ 27,150	$ 22,200	$ 25,500	$ 18,000	$ 16,000	$ 14,000	$ 12,300	$ 10,100	$ 10,000	$ 9,400

[1]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.